Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Company has adopted the Clawback Policy that complies with rules recently promulgated by Nasdaq and the SEC. The Clawback Policy applies to current and former executive officers, and it provides for the recovery of certain incentive-based compensation received during a three-year recovery period if we are required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the applicable securities laws. The incentive-based compensation recoverable under the Clawback Policy generally includes the amount of incentive-based compensation received (while we have a class of securities listed on a national securities exchange or national securities association) that exceeds the amount that would have been received had it been determined based on the restated financials (without regard to any taxes paid). The Clawback Policy does not condition clawback on the fault of an executive officer, but the required clawback under the Clawback Policy is subject to certain limited exceptions in accordance with the SEC and Nasdaq Listing Rules. A copy of the Insider Trading Policy is filed as Exhibit 97.0 to the Company’s most recent Annual Report on Form 10-K.